Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	May 25, 2011
Investor A, Institutional | LifePath Index 2045 Portfolio | Investor A Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.33%	[1],[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	1.30%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.28%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.55%	[1],[4]
1 Year	rr_ExpenseExampleYear01	56
3 Years	rr_ExpenseExampleYear03	451
Investor A, Institutional | LifePath Index 2045 Portfolio | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.05%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	1.31%	[1],[2]
Administration Fees	rr_Component1OtherExpensesOverAssets	0.03%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	1.28%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.20%	[1],[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.30%	[1],[4]
1 Year	rr_ExpenseExampleYear01	31
3 Years	rr_ExpenseExampleYear03	369
Investor A, Institutional | LifePath Index 2045 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio Overview Key Facts about LifePath® Index 2045 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

LifePath® Index 2045 Portfolio ("LifePath Index 2045 Portfolio" or the "Portfolio"), a series of BlackRock Funds III (the "Trust"), seeks to maximize return consistent with the quantitatively measured risk that investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2045 may be willing to accept.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of LifePath Index 2045 Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 1, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Master Portfolio's performance.

Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio's share of the allocated expenses of LifePath Index 2045 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Miscellaneous Other Expenses are estimated for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

LifePath Index 2045 Portfolio is a "feeder" fund that invests all of its assets in the Master Portfolio, a series of Master Investment Portfolio ("MIP") with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity and bond index funds and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. All investments are made at the Master Portfolio level. This structure is sometimes called a "master/feeder" structure. The Portfolio's investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Portfolio or the term "Portfolio" (as applicable) to include the Master Portfolio.

LifePath Index 2045 Portfolio will invest, under normal circumstances, at least 80% of its assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in its custom benchmark index, the LifePath Index 2045 Portfolio Custom Benchmark. LifePath Index 2045 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2045. The Portfolio employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Portfolio's custom benchmark index. As of the date of this prospectus, the Portfolio is expected to invest approximately 92% of its assets in Underlying Funds designed to track particular equity indexes, 8% of its assets in Underlying Funds designed to track particular bond indexes and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a currency or an index when seeking to match the performance of a particular market index. The Portfolio and certain Underlying Funds may also lend securities with a value up to 33 1/3% of their respective total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Under normal circumstances, the asset allocation will change over time according to a predetermined "glide path" as the Portfolio approaches its target date. The glide path that follows represents the shifting of asset classes over time. As the glide path shows, the Portfolio's asset mix becomes more conservative — both prior to and after retirement — as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of the Portfolio, which may be a primary source of income after retirement.

The following chart illustrates the glide path — the target allocation among asset classes as the Portfolios approach their target dates:

fund name	LifePath Index Retirement Portfolio
x axis	0
y axis	38%

fund name	LifePath Index 2020 Portfolio
x axis	9
y axis	57%

fund name	LifePath Index 2025 Portfolio
x axis	14
y axis	66%

fund name	LifePath Index 2030 Portfolio
x axis	19
y axis	73%

fund name	LifePath Index 2035 Portfolio
x axis	24
y axis	80%

fund name	LifePath Index 2040 Portfolio
x axis	29
y axis	86%

fund name	LifePath Index 2045 Portfolio
x axis	34
y axis	92%

fund name	LifePath Index 2050 Portfolio
x axis	39
y axis	97%

fund name	LifePath Index 2055 Portfolio
x axis	44
y axis	99%

The asset allocation targets are established by the portfolio managers working with oversight from a committee of BFA investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of the Portfolio, and determine whether any changes are required to enable the Portfolio to achieve its investment objective.

Although the asset allocation targets listed for the glide path are general, long-term targets, BFA may periodically adjust the proportion of equity index funds and fixed-income index funds in the Portfolio, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of the Portfolio, reallocations of Portfolio composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited, however, BFA may determine that a greater degree of variation is warranted to protect the Portfolio or achieve its investment objective.

BFA's second step in the structuring of the Portfolio is the selection of the Underlying Funds. Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Portfolio are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Portfolio are determined at BFA's discretion and may change as deemed appropriate to allow the Portfolio to meet its investment objective. See the "Details About the Portfolios — Information About the Underlying Funds" section of the prospectus for a complete list of the Underlying Funds, their classification into equity or fixed-income index funds and a brief description of their investment objectives and primary investment strategies.

Within the prescribed percentage allocations to equity and fixed-income index funds, BFA seeks to diversify the Portfolio. The allocation to Underlying Funds that track equity indexes may be further diversified by style (including both value and growth), market capitalization (including both large cap and small cap), globally (including domestic and international (including emerging markets)), or other factors. The allocation to Underlying Funds that track fixed-income indexes may be further diversified by sector (including government, corporate, agency, and other sectors), duration (a calculation of the average life of a bond which measures its price risk), credit quality (including non-investment grade debt or junk bonds), geographic location (including U.S. and foreign-issued securities), or other factors. The percentage allocation to the various styles of equity and fixed-income Underlying Funds are determined at the discretion of the investment team and can be changed to reflect the current market environment.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in LifePath Index 2045 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments. An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Portfolio. References to the Portfolio in the description of risks below may include the Underlying Funds in which the Master Portfolio invests, as applicable.

■

Allocation Risk — The Portfolio's ability to achieve its investment goal depends upon the Portfolio's asset class allocation and the mix of Underlying Funds. There is a risk that the asset class allocation or the combination of Underlying Funds may be incorrect in view of actual market conditions.

■

Concentration Risk — To the extent that an underlying index of an Underlying Fund is concentrated in the securities of companies, a particular market, industry, group of industries, sector or asset class, country, region or group of countries, that Underlying Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class, country, region or group of countries.

■

Debt Securities Risk — Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

■

Derivatives Risk — The Portfolio's use of derivatives may reduce the Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

■

Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyper-inflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

■	Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Portfolio will lose money. These risks include:

—	The Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

—	Changes in foreign currency exchange rates can affect the value of the Portfolio's portfolio.

—	The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

—	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

—	Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

—	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■

Index Fund Risk — An index fund has operating and other expenses while an index does not. As a result, while an Underlying Fund will attempt to track the applicable index as closely as possible, it will tend to underperform the index to some degree over time.

■

Investments in Mutual Funds and Exchange Traded Funds Risk — Because the Portfolio invests substantially all of its assets in Underlying Funds, its investment performance is directly related to the performance of the Underlying Funds. The Portfolio may also directly invest in exchange traded funds ("ETFs"). The Portfolio's net asset value will change with changes in the value of the mutual funds, ETFs and other securities in which it invests. An investment in the Portfolio will entail more direct and indirect costs and expenses than a direct investment in the Underlying Funds and ETFs.

■

Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Portfolio.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indexes or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mortgage- and Asset-Backed Securities Risk — Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset- backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

■

Passive Investment Risk — Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

■

Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Portfolio may have to invest the proceeds in securities with lower yields.

■

REIT Investment Risk — Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

■

Representative Sampling Risk — If an Underlying Fund utilizes a representative sampling strategy, the Underlying Fund is subject to an increased risk of tracking error because the securities selected for the Underlying Fund in the aggregate may vary from the investment profile of its index.

■

Securities Lending Risk — Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Portfolio.

■	Tracking Error Risk — The performance of the Portfolio may diverge from that of its custom benchmark index.

■

U.S. Government Obligations Risk — Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the Portfolio or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because LifePath Index 2045 Portfolio has not commenced operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio. The Portfolio's benchmark index is the LifePath Index 2045 Portfolio Custom Benchmark.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because LifePath Index 2045 Portfolio has not commenced operations, it does not have performance information an investor would find useful in evaluating the risks of investing in the Portfolio.

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of LifePath Index 2045 Portfolio and LifePath Index 2045 Portfolio's share of the allocated expenses of LifePath Index 2045 Master Portfolio (the "Master Portfolio"). Management fees are paid by the Master Portfolio.
[2]	Other Expenses and Miscellaneous Other Expenses are estimated for the current fiscal year.
[3]	Acquired Fund Fees and Expenses reflect LifePath Index 2045 Portfolio's pro rata share of the fees and expenses incurred by investing in certain other funds, including the underlying funds. Acquired Fund Fees and Expenses are estimated for the current fiscal year.
[4]	As described in the "Management of the Portfolios" section of the prospectus on pages 73-77, BlackRock Fund Advisors ("BFA"), the investment manager for the Master Portfolio, and BlackRock Institutional Trust Company, N.A. ("BTC") have contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Portfolio expenses) as a percentage of average daily net assets to 0.35% (for Investor A Shares) and 0.10% (for Institutional Shares) until June 1, 2012. The Portfolio may have to repay some of these waivers and reimbursements to BFA and BTC in the following two years. The agreement may be terminated upon 90 days' notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of LifePath Index 2045 Portfolio.